Portfolio of Investments July 31, 2026
NEA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 164.5% (98.9% of Total Investments)
5594416797 MUNICIPAL BONDS - 164.5% (98.9% of Total Investments) 5594416797
ALABAMA - 1.6% (1.0% of Total Investments)
$ 3,485,000 Alabama Highway Authority, Special Obligation Revenue
Bonds, Series 2025
5 .000% 09/01/45 $ 3,704,845
15,520,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 15,525,320
5,920,000 Autauga County Board of Education, Alabama, Special Tax
Warrants, Series 2021
4 .000 04/01/51 5,181,436
35,000 Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020 - BAM Insured
4 .000 07/01/35 35,391
4,250,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,162,372
9,365,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 9,671,236
4,340,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 3,018,388
2,410,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 2,460,568
5,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 5,607,885
1,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,057,304
4,880,818 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,946,721
TOTAL ALABAMA 55,371,466
ARIZONA - 2.3% (1.4% of Total Investments)
1,150,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/47 1,110,935
1,400,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5 .000 07/01/45 1,291,514
6,970,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 10/01/48 6,861,189
1,965,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .700 10/01/51 1,936,402
1,957,000 Floreo at Teravalis Community Facilities District, Arizona,
Special Assessment Revenue Bonds, District 1 Series 2025
6 .125 07/01/45 2,043,126
2,045,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/43 2,125,696
8,895,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 7,544,200
2,135,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 2,145,261
3,130,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017D
4 .000 01/01/48 2,773,949
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 4,651,532
6,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
4 .000 07/01/49 5,988,792
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,523,494
6,545,000 (d) Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 7,670,327
10,000,000 (d) Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/40 11,740,946

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,465,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000% 07/01/49 $ 1,344,251
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000 01/01/54 5,147,386
12,245,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 12,528,475
430,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
6 .300 07/01/49 438,620
TOTAL ARIZONA 78,866,095
ARKANSAS - 0.0% (0.0% of Total Investments)
1,750,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,650,735
TOTAL ARKANSAS 1,650,735
CALIFORNIA - 3.6% (2.2% of Total Investments)
3,335,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 3,404,250
4,225,000 (e) Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,990,613
3,450,000 (e) Antelope Valley Joint Union High School District, Los Angeles
and Kern Counties, California, General Obligation Bonds,
Series 2004B - NPFG Insured
0 .000 08/01/29 3,162,293
8,000,000 (e) Beverly Hills Unified School District, Los Angeles County,
California, General Obligation Bonds, 2008 Election Series
2009
0 .000 08/01/33 6,396,823
1,350,000 (e) California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/39 776,165
1,500,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 1,503,002
965,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/47 943,994
105,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2017
4 .000 08/01/36 105,007
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5 .000 04/01/31 5,010
9,130,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 9,130,581
10,445,000 (e) Castaic Lake Water Agency, California, Certificates of
Participation, Water System Improvement Project, Series 1999a
- AMBAC Insured
0 .000 08/01/29 9,599,425
7,775,000 (e) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 5,911,741
910,000 (d) Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,062,010
5,000,000 (e) Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 4,081,249
1,500,000 (e) Lincoln Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 1, Series 2005
- AMBAC Insured
0 .000 09/01/26 1,496,070
885,000 (f) Los Angeles Department of Water and Power, California,
Electric Plant Revenue Bonds, Series 1994, (ETM)
5 .375 02/15/34 901,490
2,490,000 (e) Madera Unified School District, Madera County, California,
General Obligation Bonds, Election 2002 Series 2005 - NPFG
Insured
0 .000 08/01/27 2,419,111

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,335,000 (d) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000% 08/01/43 $ 10,780,406
5,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 6,493,062
14,100,000 (e) New Haven Unified School District, California, General
Obligation Bonds, Refunding Series 2009 - AGC Insured
0 .000 08/01/34 10,586,568
2,500,000 (e) Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B
0 .000 08/01/29 2,282,745
1,745,000 (f) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 1,943,694
1,490,000 (f) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B - NPFG Insured, (ETM)
5 .000 08/15/34 1,616,707
1,000,000 (e) Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Series 2005B - AGM
Insured
0 .000 08/01/29 915,796
9,320,000 (e) Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
0 .000 08/01/33 6,910,266
1,800,000 (e) Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A
0 .000 08/01/28 1,704,830
4,080,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 4,109,467
2,965,000 (e) San Juan Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2004A - NPFG
Insured
0 .000 08/01/28 2,802,716
4,005,000 (e) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election of 2000, Series
2002B - FGIC Insured
0 .000 09/01/26 3,996,714
15,750,000 (e) San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/39 8,924,608
20,990,000 (e) Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed, Capital Appreciation Bonds,
San Diego County Tobacco Asset Securitization Corporation,
Refunding Senior Series 2019B-Class 2
0 .000 06/01/54 3,704,725
TOTAL CALIFORNIA 121,661,138
COLORADO - 15.3% (9.2% of Total Investments)
1,750,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 1,609,012
6,600,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 5,469,406
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,272,229
2,500,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 2,497,730
1,610,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,499,547
2,220,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/52 1,978,045
3,315,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/46 3,209,150
2,000,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/51 1,826,850
9,000,000 Boulder Valley School District RE2, Boulder County, Colorado,
General Obligation Bonds, Series 2019A
4 .000 12/01/48 8,249,769
3,010,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/42 3,176,011

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,975,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000% 06/01/52 $ 8,156,832
1,150,000 Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020 - AGM Insured
4 .000 12/01/50 1,013,021
1,060,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 1,059,076
1,575,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,575,385
3,620,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 3,534,821
1,445,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,536,372
2,375,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 2,509,270
2,545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 2,552,552
2,005,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/34 2,041,647
4,615,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/35 4,699,353
7,205,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/36 7,336,694
8,715,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 8,874,294
4,105,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 4,180,032
8,545,000 (f) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 8,701,186
10,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 9,640,096
33,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 29,137,573
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018A
5 .000 11/15/48 3,026,406
25,540,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 25,948,257
11,075,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 9,558,823
17,205,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 15,412,925
3,410,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 3,577,561
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 2,963,423
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/37 755,397
7,080,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/45 7,388,382
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 3,130,670
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 3,784,798
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/38 3,231,946

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019B
4 .000% 01/01/40 $ 4,760,972
4,150,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,008,741
2,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Green Series
2023C
5 .250 12/01/53 2,074,630
10,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 10,484,826
1,500,000 (f) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 1,520,031
6,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 5,630,224
7,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2019O
4 .000 03/15/44 6,577,754
2,550,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/41 2,464,769
5,000,000 Colorado State, Certificates of Participation, Rural Series 2018A 4 .000 12/15/35 5,009,177
1,250,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 1,251,252
16,885,000 (e) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 10,115,439
2,930,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 3,027,088
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 5,107,084
6,500,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 6,501,641
10,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/51 8,814,454
5,120,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 5,138,628
2,935,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,943,230
1,800,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 1,799,919
315,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 315,366
1,500,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
5 .000 12/01/49 1,420,441
45,540,000 (e) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 40,154,636
16,635,000 (e) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 13,599,312
49,250,000 (e) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 38,683,422
9,310,000 (e) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 8,765,317
2,900,000 (e) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 2,165,952
18,500,000 (e) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 12,844,084

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,950,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750% 12/01/34 $ 5,874,418
3,850,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/49 3,494,225
5,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Series 2023
5 .000 12/01/47 5,170,416
4,070,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,142,185
5,700,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/46 5,316,892
1,440,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/51 1,276,861
2,000,000 Leyden Rock Metropolitan District, Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2021 - AGM
Insured
4 .000 12/01/51 1,740,834
1,000,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 1,000,960
1,000,000 Louisville, Boulder County, Colorado, General Obligation
Bonds, Limited Tax, Series 2017
4 .000 12/01/36 999,914
1,730,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750 12/01/52 1,766,751
1,230,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Senior Series 2021A - AGM Insured
4 .000 12/01/51 1,065,248
1,085,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 1,085,050
5,000,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/51 4,468,714
2,325,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .000 07/01/42 2,429,292
4,055,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/39 3,866,413
3,000,000 Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022
4 .000 11/01/47 2,776,267
2,518,000 (c) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 2,558,039
595,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 571,080
9,865,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 9,918,315
3,600,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/47 3,600,168
2,350,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 2,232,880
850,000 Sierra Ridge Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Bonds, Series 2022 - AGM Insured
5 .000 12/01/52 855,899
1,000,000 (c) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 1,009,697
1,245,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/47 1,229,948

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,250,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000% 12/01/46 $ 3,220,189
515,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
3 .000 12/01/30 480,828
1,300,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/44 1,294,432
995,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 738,023
1,000,000 Triview Metropolitan District, El Paso County, Colorado, Water
and Wastewater Enterprise Revenue Bonds, Green Series 2020
- BAM Insured
3 .250 12/01/45 800,916
2,500,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A
4 .000 06/01/46 2,351,174
2,500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,468,826
5,000,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 5,156,358
2,175,000 Weld County School District RE1, Colorado, General
Obligation Bonds, Series 2017
5 .000 12/15/30 2,190,497
5,650,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 5,951,803
7,810,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,832,887
10,825,000 (c),(d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 7,257,297
1,785,000 (c) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .500 12/01/50 1,829,087
500,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 478,280
TOTAL COLORADO 521,793,993
CONNECTICUT - 0.9% (0.6% of Total Investments)
3,720,000 (e) Aquarion Water Authority, Connecticut, Water System Revenue
Bonds, Capital Appreciation Subordinate Series 2026E - BAM
Insured
0 .000 08/01/50 1,076,414
6,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 5,240,875
14,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford Sustainable Energy Partners Issue,
Hartford HealthCare Energy Projects, Series 2026A
5 .500 08/01/56 14,799,992
2,800,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/55 2,345,436
500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/34 506,428
7,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A
5 .000 05/01/37 7,884,496
TOTAL CONNECTICUT 31,853,641
DELAWARE - 0.0% (0.0% of Total Investments)
1,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 962,731
TOTAL DELAWARE 962,731
DISTRICT OF COLUMBIA - 4.0% (2.4% of Total Investments)
1,250,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 1,178,798
107,000,000 (e) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 23,337,716
9,705,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 9,122,642

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 5,000,000 District of Columbia, General Obligation Bonds, Series 2021D 4 .000% 02/01/46 $ 4,637,651
6,600,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 6,824,284
3,500,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/35 3,531,308
60,000 (f) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, (Pre-refunded 4/01/27)
5 .000 04/01/36 60,916
3,440,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/36 3,468,739
5,455,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 5,020,654
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 4,775,920
8,710,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 7,512,609
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B - BAM Insured
4 .000 10/01/49 4,403,506
7,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 4,627,357
32,000,000 (d),(f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 32,196,682
18,000,000 (d) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 18,851,620
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 3,029,425
4,270,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,411,504
TOTAL DISTRICT OF COLUMBIA 136,991,331
FLORIDA - 8.3% (5.0% of Total Investments)
2,800,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
5 .000 09/01/46 2,772,526
2,830,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5 .000 09/01/41 2,846,640
5,810,000 Collier County, Florida, Tourist Development Tax Revenue
Bonds, Series 2018
4 .000 10/01/43 5,673,653
20,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2026A
7 .250 01/15/56 19,414,306
530,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 474,507
6,590,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .700 07/01/49 6,475,355
5,710,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .750 07/01/54 5,606,559
2,500,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
4 .850 07/01/51 2,432,381
1,590,000 (e) Florida Municipal Loan Council, Revenue Bonds, Series 2000B
- NPFG Insured
0 .000 11/01/26 1,574,809
2,000,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,772,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,875,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250% 11/15/49 $ 6,134,955
3,760,000 (a) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 3,424,411
13,480,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 11,612,682
5,060,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5 .000 07/01/47 5,205,323
205,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 200,887
5,035,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 4,431,009
2,420,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Refunding Series 2024B
5 .250 04/01/45 2,575,601
27,470,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 27,473,552
10,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/35 10,041,228
5,560,000 Miami-Dade County Health Facility Authority, Florida,
Hospital Revenue Bonds, Nicklaus Children's Hospital Project,
Refunding Series 2021A
4 .000 08/01/51 4,803,944
3,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 2,878,228
14,015,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 14,065,188
6,500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025B
5 .250 10/01/55 6,707,755
4,715,000 Miami-Dade County, Florida, Public Facilities Revenue Bonds,
Jackson Health System, Series 2017
5 .000 06/01/38 4,756,980
7,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018
4 .000 07/01/48 6,357,846
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,109,666
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/44 5,618,895
3,965,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 3,526,302
30,875,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 32,071,656
11,240,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 9,441,217
3,260,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 3,183,150
1,095,000 (e) Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/32 842,595
4,250,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 4,204,156
2,155,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000 11/15/45 2,164,308
4,680,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 4,689,094
8,200,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 8,276,532

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 12,170,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4 .000% 07/01/48 $ 10,581,951
3,625,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/33 3,624,912
8,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 8,078,418
8,595,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 8,651,390
4,000,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A
4 .000 11/15/46 3,670,973
7,400,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 7,096,082
TOTAL FLORIDA 280,544,536
GEORGIA - 5.3% (3.2% of Total Investments)
6,750,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2023B-1
5 .000 07/01/53 6,908,664
10,235,000 Clarke County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 10,236,374
2,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/42 2,011,771
10,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 10,033,801
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,542,240
5,300,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 4,863,120
5,725,000 Fayette County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 5,725,768
4,330,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/42 4,355,485
7,250,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 7,274,506
6,370,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 5,549,149
9,495,000 (a) Fulton County Development Authority, Georgia, Revenue
Bonds, Georgia Tech Facilities, Series 2024, (UB)
5 .000 06/15/56 9,727,688
4,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 4,000,537
5,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,405,214
7,500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .500 02/15/42 7,570,972
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A
4 .000 02/15/40 1,895,492
6,665,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .700 12/01/54 6,490,896
8,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 7,376,536
11,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 10,210,350

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,350,000 Henry County Water and Sewerage Authority, Georgia,
Revenue Bonds, Refunding Series 2005
5 .250% 02/01/27 $ 1,364,960
1,860,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,868,276
29,095,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 28,822,397
3,425,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30)
5 .000 09/01/53 3,598,410
10,160,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)
5 .000 09/01/53 10,674,407
5,680,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 5,548,846
3,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .500 07/01/60 3,300,424
3,750,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 3,887,334
8,230,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 8,230,929
TOTAL GEORGIA 178,474,546
HAWAII - 0.4% (0.2% of Total Investments)
10,000,000 (a) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(UB)
5 .000 07/01/49 10,491,192
3,500,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000 07/01/48 3,623,232
TOTAL HAWAII 14,114,424
IDAHO - 1.1% (0.7% of Total Investments)
5,000,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5 .000 09/01/47 5,178,121
855,000 Boise State University, Idaho, General Revenue Bonds, Project
& Refunding Series 2025A
5 .000 04/01/50 870,904
6,460,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .250 04/01/53 6,670,384
7,885,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/51 6,839,126
5,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,423,381
2,355,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .600 01/01/49 2,296,401
4,230,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 4,134,230
3,950,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 4,021,730
3,325,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 3,376,376
TOTAL IDAHO 38,810,653
ILLINOIS - 13.0% (7.8% of Total Investments)
1,000,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/34 1,022,811
285,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/37 290,319
1,370,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/38 1,393,604
4,595,000 (e) Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/32 3,643,234
4,000,000 (e) Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/34 2,876,392
350,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 351,585
4,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 3,479,467
14,765,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured
4 .000 12/01/50 13,112,216

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000% 01/01/53 $ 4,016,176
17,150,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 17,972,891
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A
5 .250 01/01/56 10,319,546
1,000,000 (a) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/40 1,020,463
1,390,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 1,359,149
5,425,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 5,430,729
5,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/46 5,949,988
9,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/50 9,410,095
12,190,000 (a) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5 .250 01/01/53 12,565,947
2,000,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .250 11/01/53 2,060,313
7,240,000 (a) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 7,458,334
6,030,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .500 11/01/62 6,237,156
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,511,740
3,500,000 Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2018A
4 .000 12/01/43 3,226,460
2,750,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
3 .900 11/01/36 2,718,068
5,265,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 5,273,866
3,215,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 2,700,239
25,015,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 25,185,180
75,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 69,989
790,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 795,374
1,440,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/41 1,457,367
1,560,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/41 1,565,489
3,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/32 3,528,170
55,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 55,374
1,200,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,208,164
2,500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 2,027,508
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,017,124
10,945,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
4 .000 08/15/42 10,089,126
5,285,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/51 5,288,625
22,560,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 22,243,528
5,410,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Series 2017A
5 .000 03/01/47 5,356,537

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 14,200,000 Illinois Finance Authority, Revenue Bonds, The Carle
Foundation, Fixed Period Series 2021A
4 .000% 08/15/41 $ 13,187,485
11,860,000 (a) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 11,408,460
5,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/34 5,084,998
2,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/35 2,031,582
5,420,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 5,477,453
1,750,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 1,751,851
4,170,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 4,336,218
4,485,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/27 4,586,874
1,115,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,167,747
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,574,848
2,360,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 2,471,324
4,825,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 5,018,409
9,710,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 9,810,478
5,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 5,341,536
29,430,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 29,524,944
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,252,706
12,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 12,392,367
9,640,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 9,328,893
10,455,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,821,982
5,410,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/43 5,793,805
2,710,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,724,482
1,175,000 Macon and DeWitt Counties Community Unit School District 2
Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021
- AGM Insured
4 .000 12/01/41 1,153,120
5,080,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,042,788
8,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 8,800,723
4,750,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,680,373
33,000,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 13,665,145
5,355,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 2,095,781
195,000 (e),(f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 171,443
3,505,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,060,120
28,000,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 19,383,938
3,280,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 2,079,559
11,715,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/38 6,830,559

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,300,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500% 07/01/30 $ 2,480,453
2,855,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 2,957,481
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,364,044
TOTAL ILLINOIS 441,142,312
INDIANA - 2.3% (1.4% of Total Investments)
6,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/44 4,978,459
7,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A
4 .000 12/01/49 6,192,992
1,875,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 1,725,461
13,415,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 13,425,847
11,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 11,012,198
12,820,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2022B
5 .250 10/01/52 13,108,183
5,130,000 Indiana Finance Authority, Water Utility Revenue Bonds,
Citizens Energy Group Project, First Lien Series 2016A
5 .000 10/01/46 5,148,790
8,000,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024D-
1, (UB)
4 .750 07/01/54 7,855,074
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,028,723
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,530,100
8,040,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Stormwater Project, Green Series 2022C
5 .000 01/01/52 8,214,655
1,000,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 1,053,551
1,580,000 (e) Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 01/15/28 1,506,938
TOTAL INDIANA 78,780,971
IOWA - 1.1% (0.6% of Total Investments)
6,775,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 5,075,808
8,250,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 9,159,265
7,000,000 (b),(f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 7,771,498
3,085,000 Iowa Finance Authority, Senior Housing Revenue Bonds,
Northcrest Inc. Project, Series 2018A
5 .000 03/01/48 2,970,384
4,700,000 (f) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/36 4,734,587
5,990,000 (f) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/41 6,034,081
TOTAL IOWA 35,745,623

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.7% (0.4% of Total Investments)
$ 5,000,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000% 09/01/42 $ 5,219,862
3,050,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/47 3,132,850
3,700,000 Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/38 3,721,797
6,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,026,855
6,465,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 6,453,015
TOTAL KANSAS 24,554,379
KENTUCKY - 1.7% (1.0% of Total Investments)
6,010,000 (e),(f) Kentucky Economic Development Finance Authority, Health
System Revenue Bonds, Norton Healthcare Inc., Series 2000B -
NPFG Insured, (ETM)
0 .000 10/01/28 5,626,648
1,300,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 1,300,395
665,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .400 07/01/44 647,355
1,230,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .600 07/01/49 1,185,057
4,625,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .650 01/01/55 4,461,761
5,000,000 (d) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,521,914
8,610,000 (d) Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 9,538,296
10,000,000 (a),(b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 10,365,219
20,000,000 (a) Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2024, (UB)
5 .250 04/01/54 20,356,640
TOTAL KENTUCKY 59,003,285
LOUISIANA - 2.0% (1.2% of Total Investments)
5,000,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, MOVEBR Sales Tax Revenue Bonds, Series 2019
5 .000 08/01/48 5,094,611
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,894,401
3,900,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .550 12/01/49 3,810,891
1,875,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .650 12/01/54 1,820,112
1,965,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, East Baton Rouge Sewerage Commission Projects,
Refunding Series 2023
5 .000 02/01/41 2,056,545
3,600,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 3,099,990
1,695,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,694,932
9,310,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/43 9,485,543
2,345,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/36 2,251,306
1,975,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 1,956,519
3,615,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 3,681,524

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 13,410,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250% 07/01/53 $ 13,699,568
3,500,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Series 2024C-1
5 .000 01/01/54 3,530,028
10,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 9,654,915
5,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/48 5,011,931
TOTAL LOUISIANA 68,742,816
MAINE - 0.7% (0.4% of Total Investments)
6,300,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 5,882,513
8,675,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 8,775,691
11,150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/50 9,569,251
TOTAL MAINE 24,227,455
MARYLAND - 1.7% (1.1% of Total Investments)
5,905,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 5,732,839
8,610,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 8,617,473
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 2,000,333
5,455,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 5,473,972
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Taxable Series 2017D
4 .000 07/01/48 3,507,151
4,125,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
4 .000 06/01/47 3,826,970
17,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 17,268,867
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/39 2,948,847
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 2,741,554
4,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000 12/01/44 4,003,658
1,150,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/37 1,153,112
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,102,581
TOTAL MARYLAND 59,377,357
MASSACHUSETTS - 3.4% (2.1% of Total Investments)
4,000,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/49 3,643,588
6,035,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/50 5,485,567
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,408,138
930,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 929,931
3,890,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
5 .000 10/01/48 4,032,352
3,630,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 3,567,519
10,055,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500 12/01/51 10,666,664

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 7,615,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500% 12/01/56 $ 8,013,376
2,070,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,899,982
4,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
4 .000 07/01/36 4,101,693
1,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,339,158
1,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,452,952
3,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5 .750 01/01/42 3,413,269
26,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 25,202,523
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/52 5,178,915
14,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A
5 .000 05/01/48 14,444,017
12,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B
5 .000 06/01/52 12,257,124
TOTAL MASSACHUSETTS 116,036,768
MICHIGAN - 7.3% (4.4% of Total Investments)
315,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 318,989
1,000,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 849,505
2,000,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/47 1,827,370
1,480,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 1,541,976
15,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Refunding Second Lien Series 2004A - AGM Insured
5 .000 07/01/34 15,014
1,700,000 Downriver Utility Wastewater Authority, Michigan, Sewer
System Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 1,719,442
1,100,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/33 1,108,908
2,270,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/36 2,284,753
455,000 (f) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 463,951
10,710,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 9,849,371
3,000,000 (e) Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/26 2,971,158
100,000 (e) Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/27 96,126
4,305,000 (e) Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/29 3,873,322
1,250,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/42 1,278,115
1,850,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/43 1,889,578
2,500,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/43 2,538,632
6,055,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/48 6,110,163

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 4,295,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Series 2020
5 .000% 01/01/45 $ 4,413,864
1,720,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/36 1,756,690
1,995,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/39 2,026,103
4,625,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 4,857,444
6,910,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/47 6,380,185
1,265,000 Jenison Public Schools, Ottawa County, Michigan, General
Obligation Bonds, Series 2017
5 .000 05/01/30 1,284,301
1,570,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/36 1,589,982
1,650,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/37 1,669,872
2,375,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023-II - AGM
Insured
5 .000 05/01/49 2,431,197
2,395,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/38 2,430,068
4,000,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/43 4,029,685
10,900,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 11,154,480
8,170,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 8,276,745
11,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2021A
5 .000 07/01/51 12,008,526
1,325,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building and Site Series 2019II
5 .000 05/01/40 1,362,981
2,200,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 2,201,185
500,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 500,608
1,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 1,524,564
17,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/50 15,424,028
10,005,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 8,520,930
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Kalamazoo College Project,
Refunding Series 2018
5 .000 12/01/43 3,548,778
5,075,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,079,241
9,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 7,691,889
10,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI
4 .000 12/01/36 9,773,899
1,900,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017MI
5 .000 12/01/30 1,929,535
2,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 1,729,086
11,730,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 12,074,410
9,060,000 (f) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 9,090,814

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,270,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000% 11/15/47 $ 1,122,330
10,000,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A, (UB)
4 .850 12/01/45 10,096,539
170,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 170,057
8,300,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000 02/15/44 7,876,265
3,000,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 3,053,228
1,950,000 Michigan State, Comprehensive Transportation Revenue
Bonds, Refunding Series 2015
5 .000 11/15/29 1,953,191
3,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 2,786,399
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/33 412,650
650,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/35 668,820
665,000 Novi Community School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series
2022-II
4 .000 05/01/47 615,964
1,510,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,534,786
5,240,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/52 5,358,302
1,065,000 (f) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/36 1,081,611
2,000,000 (f) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/42 2,031,194
12,200,000 (f) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/47 12,390,282
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series
2017A
5 .000 12/01/42 1,013,164
5,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2018A
5 .000 11/15/43 5,110,209
2,590,000 West Bloomfield School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2017
- AGM Insured
5 .000 05/01/36 2,617,533
3,335,000 Western Michigan University, General Revenue Bonds,
Refunding Series 2019A
5 .000 11/15/44 3,407,324
2,700,000 Wyandotte, Michigan, Electric Revenue Bonds, Refunding
Series 2015A - BAM Insured
5 .000 10/01/44 2,701,341
TOTAL MICHIGAN 249,498,652
MINNESOTA - 5.0% (3.0% of Total Investments)
285,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 263,040
1,750,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 1,594,244
3,565,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,316,930
695,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Taxable Series 2021B
6 .000 06/15/31 660,674
350,000 Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project, Refunding
Series 2019
4 .000 09/01/39 294,868
1,700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 1,598,682

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,005,000 City of Milaca, Minnesota Refunding Revenue Bonds,
Grandview Christian Home Project, Series 2016
5 .000% 10/01/41 $ 3,981,800
1,000,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 953,983
590,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 590,259
3,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 3,130,420
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 1,866,200
1,300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/43 1,310,657
4,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 4,041,055
6,650,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/53 6,575,499
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 3,010,563
7,240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 7,261,562
3,600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 3,721,307
1,980,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/42 2,067,665
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,053,253
535,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 431,279
9,840,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 9,728,740
2,800,000 Itasca County Independent School District 318, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 2,802,441
1,000,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 909,687
405,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 354,012
2,250,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 2,100,925
2,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,147,036
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/33 1,052,896
2,245,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/44 2,300,212
3,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/49 3,536,718
1,630,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/37 1,639,734
7,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 7,021,585

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .125% 01/01/47 $ 1,882,714
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .250 01/01/52 1,862,840
12,345,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 12,469,279
7,335,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A
5 .000 01/01/52 7,431,793
1,995,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
4 .000 03/01/40 1,885,333
610,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 589,053
1,000,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 965,660
2,140,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,162,148
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2020D
4 .000 08/01/42 983,948
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C
4 .000 08/01/43 3,068,225
3,805,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022C
5 .000 08/01/41 3,976,370
2,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5 .000 12/01/42 2,008,048
3,000,000 (c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2026
7 .000 04/01/56 2,930,033
10,325,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 10,409,216
6,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
4 .000 05/01/49 5,332,493
4,825,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 4,736,760
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 1,812,009
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,000,472
450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
3 .875 12/01/30 409,958
1,970,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 1,685,882
595,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 583,801
1,470,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,306,700
3,315,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 3,213,559
800,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 805,933
125,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/29 125,263
1,070,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .375 06/01/42 1,066,450

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,055,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500% 06/01/57 $ 2,950,605
850,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds,
Country Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/42 796,113
4,270,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 4,188,339
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/32 300,181
150,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/33 150,082
250,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/35 250,126
600,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
4 .000 08/01/39 570,087
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/49 1,970,608
3,000,000 Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,023,533
730,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
4 .750 06/01/46 611,305
TOTAL MINNESOTA 170,832,845
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center New
Facilities & Refinancing Project, Series 2017A
4 .000 06/01/47 4,124,654
TOTAL MISSISSIPPI 4,124,654
MISSOURI - 5.3% (3.2% of Total Investments)
3,700,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/47 3,371,116
2,000,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A
- BAM Insured
5 .000 03/01/42 2,087,892
6,940,000 (a) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
5 .250 12/01/47 7,245,370
8,150,000 (e) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 7,980,839
5,000,000 (e) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/31 4,244,938
2,475,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 2,470,578
4,470,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/42 4,350,344
1,475,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/40 1,547,295
1,750,000 Kansas City, Missouri, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 1,668,551
2,130,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
4 .125 11/01/38 1,958,889
2,950,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 3,067,049
2,695,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/44 2,761,640
2,160,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,320,600
1,000,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 1,003,318

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900% 09/01/33 $ 2,782,077
1,350,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/35 1,351,309
1,400,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2017A
5 .000 06/01/42 1,408,720
1,830,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/40 1,758,167
14,000,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 13,200,366
1,500,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2013C, (Mandatory Put 1/01/46)
4 .000 01/01/50 1,342,322
4,165,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/44 3,831,880
4,220,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 3,672,116
17,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 17,302,045
1,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,400,461
1,050,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/36 1,009,275
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/37 2,823,370
2,620,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 2,647,564
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 2,511,745
28,290,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 24,067,828
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,349,578
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 1,706,998
8,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,230,367
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 2,547,867
10,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/42 9,330,372
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 1,150,002
700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/34 700,344
1,950,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019A
5 .000 02/01/42 1,968,537
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,514,045
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 858,002
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 1,000,962
5,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/41 5,230,339
2,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 2,087,976
3,500,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/41 3,315,672

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 220,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875% 09/01/43 $ 220,182
2,665,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/49 2,637,311
7,250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 7,147,194
2,300,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 2,295,294
450,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 434,686
TOTAL MISSOURI 179,913,392
MONTANA - 0.6% (0.3% of Total Investments)
2,975,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 2,781,753
4,965,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/48 4,986,733
3,310,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000 06/01/48 3,322,314
1,825,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 1,835,079
6,130,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 6,287,856
TOTAL MONTANA 19,213,735
NEBRASKA - 1.2% (0.7% of Total Investments)
14,165,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 13,906,540
1,900,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,900,500
1,900,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,954,303
2,150,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/29 2,170,917
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 2,017,732
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/32 1,000,107
820,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 820,092
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 2,000,203
5,110,000 Municipal Energy Agency of Nebraska, Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000 04/01/38 5,127,431
8,500,000 (a) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 8,306,050
TOTAL NEBRASKA 39,203,875

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 1.0% (0.6% of Total Investments)
$ 6,480,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000% 09/01/47 $ 6,342,878
365,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 363,184
2,090,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/26 2,089,466
1,365,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/27 1,365,615
2,355,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/29 2,355,690
2,590,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/30 2,563,738
18,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 18,347,364
TOTAL NEVADA 33,427,935
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 1,505,890
1,115,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/36 1,136,724
2,935,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/37 2,989,524
TOTAL NEW HAMPSHIRE 5,632,138
NEW JERSEY - 6.1% (3.7% of Total Investments)
6,000,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Montclair Properties LLC, Montclair
State University Student Housing Project, Refunding Series
2017 - AGM Insured
5 .000 06/01/42 6,036,935
20,890,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 21,099,974
370,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/43 388,724
2,515,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
5 .000 06/15/43 2,577,709
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/37 2,532,319
12,775,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 11,799,866
3,050,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 3,065,752
7,795,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 7,804,261
5,450,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 5,009,903
4,390,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 5,018,980
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
5 .000 06/15/40 4,231,330
4,890,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,076,127
5,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 4,944,350
16,495,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 12,585,751
1,815,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C
0 .000 12/15/26 1,795,125
10,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 8,640,289

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 38,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000% 12/15/33 $ 29,204,668
45,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 31,210,038
10,000,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 6,581,320
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/32 5,272,334
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 4,622,796
5,500,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .000 01/01/46 5,744,829
5,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
5 .250 11/01/52 5,141,029
10,355,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 10,221,324
4,710,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 4,720,830
2,080,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,011,770
TOTAL NEW JERSEY 207,338,333
NEW MEXICO - 0.1% (0.1% of Total Investments)
3,955,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000 08/01/48 3,435,995
1,000,000 University of New Mexico, Revenue Bonds, System
Improvement Series 2023 - AGM Insured
5 .500 06/01/53 1,057,777
TOTAL NEW MEXICO 4,493,772
NEW YORK - 12.9% (7.7% of Total Investments)
7,000,000 (e) Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/45 2,763,298
1,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/33 971,721
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/39 4,900,332
19,335,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 20,076,847
4,115,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/49 3,695,057
14,800,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A.
Bidding Group 1,2,3,4
4 .000 03/15/48 13,364,677
25,755,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 23,327,267
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5 .000 03/15/40 10,303,510
5,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/54 5,094,688
1,645,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 1,649,640
10,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 11,240,761
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,162,239
15,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Green Series 2024B-1
5 .000 11/15/50 15,421,494
8,620,000 (a) Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2023A, (UB)
5 .000 07/01/53 8,869,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000% 06/15/42 $ 4,709,109
5,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 4,949,408
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 7,813,975
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,112,762
6,300,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4 .000 05/01/46 5,824,399
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
4 .000 02/01/42 9,371,959
13,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 13,329,713
11,665,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .250 05/01/52 12,135,642
11,220,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/53 11,380,465
25,160,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1, (UB)
5 .250 05/01/51 26,088,477
2,060,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series B-1
5 .000 12/01/41 2,067,817
10,370,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1
4 .000 08/01/42 9,650,703
3,500,000 New York City, New York, General Obligation Bonds, Fiscal
2020 SeriesD-1
4 .000 03/01/50 3,062,752
12,350,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/50 12,532,340
12,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 12,217,552
23,920,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 23,952,947
1,590,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated
Bonds, Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 1,496,732
4,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/46 4,275,137
5,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/50 5,363,879
20,000,000 (a) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/48 20,680,640
4,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/44 3,758,717
25,035,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/45 26,071,279
5,500,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/46 5,698,657
7,500,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2019A
5 .000 03/15/40 7,775,922
9,385,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2024A
5 .000 03/15/49 9,687,396
10,725,000 (e) Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/31 8,926,512
1,105,000 (e) Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/32 882,162

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,150,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2015A
5 .000% 11/15/50 $ 2,149,837
1,300,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
5 .000 11/15/54 1,326,836
3,265,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
5 .000 05/15/44 3,431,626
9,695,000 (a) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022A - BAM Insured,
(UB)
5 .000 05/15/57 9,892,095
6,500,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .000 05/15/47 6,726,567
12,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 12,409,213
10,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/59 10,285,815
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,686,439
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 874,391
TOTAL NEW YORK 437,440,818
NORTH CAROLINA - 2.5% (1.5% of Total Investments)
1,000,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/30 1,001,535
730,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/31 731,072
1,365,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,378,655
5,390,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,418,380
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/48 5,156,078
4,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
5 .000 01/15/36 4,152,130
2,000,000 (f) Greensboro, North Carolina, Limited Obligation Bonds,
Coliseum Complex Project, Series 2018A, (Pre-refunded
4/01/28)
5 .000 04/01/42 2,076,823
6,140,000 (f) New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 6,307,156
2,500,000 North Carolina Agricultural & Technical State University,
General Revenue Bonds, Series 2023
5 .000 10/01/52 2,542,285
2,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5 .000 01/01/48 2,520,390
700,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 700,911
2,720,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/37 2,721,276
835,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/28 771,153
800,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/30 672,411
850,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/31 679,431
2,400,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/33 1,735,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 3,160,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000% 07/01/36 $ 1,956,188
3,100,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/37 1,822,428
1,900,000 (e) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 961,036
2,200,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/39 2,210,311
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018
5 .000 01/01/40 1,019,559
150,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/31 128,552
4,375,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/33 3,448,779
2,300,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 1,737,627
2,380,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 1,719,056
7,575,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 4,964,046
1,470,000 (e) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 914,709
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 10,055,804
2,500,000 Raleigh, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016A
4 .000 03/01/46 2,370,165
1,250,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/35 1,247,544
1,265,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/36 1,251,842
1,000,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/37 982,526
4,735,000 University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017
5 .000 10/01/42 4,796,139
4,765,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 4,840,914
1,250,000 Western Carolina University, North Carolina, General Revenue
Bonds, Refunding Series 2015A
5 .000 10/01/45 1,250,115
TOTAL NORTH CAROLINA 86,242,600
NORTH DAKOTA - 1.3% (0.8% of Total Investments)
1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/37 1,002,567
8,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 8,413,886
7,070,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 5,880,232
1,800,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4 .000 12/01/51 1,565,119
645,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000 12/01/53 646,587
900,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 885,284
13,000,000 (a) North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D, (UB)
4 .650 07/01/49 12,753,599
2,700,000 University of North Dakota, Certificates of Participation,
Housing Infrastructure Project, Series 2021A - AGM Insured
4 .000 06/01/51 2,338,450
11,065,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 10,318,754

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 935,402 (g) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750% 09/01/38 $ 35,639
TOTAL NORTH DAKOTA 43,840,117
OHIO - 3.7% (2.2% of Total Investments)
3,020,000 (f) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 3,038,229
8,255,000 (f) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 8,304,828
10,940,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Refunding & Improvement Series 2015A
5 .000 11/01/43 10,946,215
6,655,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/38 6,398,280
10,000,000 (e) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 666,671
1,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 938,973
11,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 8,710,984
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,622,392
2,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .000 01/01/45 2,879,000
2,335,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 2,428,642
14,400,000 Cuyahoga County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Series 2026
5 .000 12/01/51 14,868,174
5,975,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 5,133,315
1,500,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/47 1,472,360
1,120,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/52 1,067,053
3,425,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000 01/01/46 3,392,986
6,000,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000 01/01/51 5,760,378
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 3,026,984
5,000,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 5,027,346
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,456,863
3,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A
5 .000 12/01/48 3,012,121
1,665,000 (a) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,636,320
3,195,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 3,187,567
7,550,000 (d) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 8,301,174

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,400,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Green Series 2023B
5 .000% 12/01/43 $ 2,549,727
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,368,341
4,190,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007 - AGM
Insured
5 .250 12/01/26 4,223,391
3,670,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 3,608,707
TOTAL OHIO 126,027,021
OKLAHOMA - 1.3% (0.8% of Total Investments)
3,135,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 3,135,182
6,340,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 6,279,902
9,040,000 (a) Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2024B,
(UB)
4 .600 09/01/44 8,844,814
3,080,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .250 01/01/47 3,282,418
20,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 21,444,632
1,125,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,132,093
TOTAL OKLAHOMA 44,119,041
OREGON - 3.4% (2.0% of Total Investments)
1,180,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 1,180,716
760,000 (d) Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/38 770,624
1,000,000 (d) Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/39 1,013,379
1,725,000 (d) Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,747,045
1,185,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 1,157,509
4,170,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A 4 .000 08/01/45 4,041,210
2,250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/52 2,306,583
2,820,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 2,820,427
7,895,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 7,925,888
1,810,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/49 1,644,111
6,275,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/35 6,218,180
140,000 (f) Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A, (Pre-refunded 10/01/26)
5 .000 10/01/46 140,478
2,120,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/46 2,065,164
2,490,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/37 2,651,890
7,090,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .500 04/01/49 7,405,775
23,400,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/51 20,359,570
4,100,000 Port of Portland, Oregon, Portland International Airport,
Revenue Bonds, Series 2019 25A
5 .000 07/01/49 4,161,978

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 4,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
4 .000% 05/15/41 $ 3,667,187
13,220,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 13,222,634
8,005,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
5 .000 05/15/44 8,131,204
10,805,000 Tualatin Valley Water District, Oregon, Water Revenue Bonds,
Series 2023
5 .000 06/01/48 11,179,093
10,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5 .000 04/01/50 10,289,486
TOTAL OREGON 114,100,131
PENNSYLVANIA - 6.0% (3.6% of Total Investments)
1,670,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 1,574,077
2,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,782,395
4,145,000 (e) Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/26 4,108,057
2,800,000 (e) Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 05/15/28 2,643,833
3,000,000 (e) Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/28 2,784,646
1,200,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2018A
5 .000 11/15/42 1,209,634
895,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 921,501
5,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 5,031,134
5,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 5,017,067
4,915,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/47 4,163,858
4,480,000 (e) Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/31 3,693,161
5,180,000 (e) Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/32 4,089,794
5,210,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,255,752
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/44 894,215
630,207 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 277,291
347,128 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 62,483
6,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/47 6,134,725
7,340,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 7,632,116
6,800,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 6,735,513

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,910,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000% 08/15/44 $ 5,543,546
5,250,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 5,135,488
20,000,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-150A, (UB)
5 .200 10/01/50 20,184,862
16,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 14,163,333
16,805,000 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,442,019
5,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2019A
5 .000 12/01/49 5,904,722
6,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/46 6,729,815
17,375,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .250 12/01/53 18,023,348
7,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 6,184,037
7,475,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
4 .000 12/01/45 6,984,780
1,445,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,428,060
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 6,845,497
3,410,000 (f) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 1997A - AMBAC Insured, (ETM)
5 .125 08/01/27 3,485,684
7,565,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured
5 .500 09/01/53 7,967,652
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 5,185,924
8,135,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
4 .000 06/01/49 7,100,429
TOTAL PENNSYLVANIA 202,320,448
PUERTO RICO - 2.3% (1.4% of Total Investments)
3,862,069 (e) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 822,868
5,281,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 5,266,684
6,000,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 1,594,231
23,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 21,897,799
32,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 31,228,355
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,357,597
6,448,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 6,302,940
4,503,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,401,696
4,727,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 4,475,314
TOTAL PUERTO RICO 77,347,484

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.8% (0.5% of Total Investments)
$ 3,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250% 05/15/54 $ 3,061,192
174,390,000 (e) Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 23,420,996
TOTAL RHODE ISLAND 26,482,188
SOUTH CAROLINA - 3.9% (2.3% of Total Investments)
25,200,000 (a) Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B, (UB)
5 .250 07/01/54 26,021,699
1,290,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 1,290,597
4,000,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/46 4,000,724
26,955,000 (e) Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 23,010,899
15,420,000 (e) Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/32 12,621,387
4,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2024A
5 .000 01/01/54 4,039,276
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 1,023,487
1,095,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,105,381
12,000,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
4 .000 12/01/44 10,921,531
9,030,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 9,150,549
6,210,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 5,529,599
3,490,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 3,514,385
6,800,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 6,811,503
10,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 9,733,929
5,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 4,327,660
8,686,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/39 8,293,773
TOTAL SOUTH CAROLINA 131,396,379
SOUTH DAKOTA - 1.1% (0.6% of Total Investments)
4,000,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/52 4,055,722
3,000,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .000 11/01/42 2,820,851
3,150,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 2,871,426
22,800,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 20,008,218
1,150,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,151,701
5,245,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 5,251,914
TOTAL SOUTH DAKOTA 36,159,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.6% (1.0% of Total Investments)
$ 2,180,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000% 07/01/35 $ 2,227,313
5,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/36 5,000,870
1,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/47 975,829
445,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 447,243
1,755,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,759,017
6,165,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,449,716
11,670,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A
5 .250 07/01/56 12,019,905
4,170,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 4,217,955
2,225,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/41 2,126,053
2,910,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/45 2,755,885
2,750,000 Metropolitan Knoxville Airport Authority, Tennessee, Airport
Revenue Bonds, Series 2024A
5 .250 06/01/54 2,831,571
390,000 (c) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .250 06/01/56 373,431
6,270,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/52 6,425,235
7,325,000 (b) The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)
5 .000 05/01/53 7,497,076
TOTAL TENNESSEE 55,107,099
TEXAS - 14.0% (8.4% of Total Investments)
2,260,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023
5 .000 11/15/48 2,329,691
7,735,000 (a) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B, (UB)
5 .000 08/15/51 7,970,376
6,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/43 6,458,669
1,000,000 (e) Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2002 - FGIC
Insured
0 .000 08/15/32 792,598
1,925,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 1,778,648
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 891,686
10,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 10,232,118
5,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
4 .000 11/01/45 4,681,252
6,125,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2021B
4 .000 11/01/45 5,727,032

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Improvement Series 2023B
5 .000% 11/01/47 $ 8,068,296
10,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A
4 .000 11/01/46 9,229,201
19,215,000 (a) Ector County, Texas, Certificates of Obligation, Series 2024,
(UB)
5 .000 02/15/50 19,768,684
3,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/40 3,282,188
10,000,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/45 9,135,740
8,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 7,442,718
12,695,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 11,277,116
5,295,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela
Supported
5 .000 10/01/48 5,357,691
5,000,000 Greenwood Independent School District, Midland County,
Texas, School Building Bonds, Series 2024
5 .000 02/15/49 5,109,793
9,275,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A
4 .125 07/01/52 8,135,752
2,845,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 2,583,089
20,000,000 (a) Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026, (UB)
5 .250 02/15/56 20,932,178
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,382,948
4,040,000 (a),(c) Harris County, Texas, Toll Road Revenue Bonds, Tender Options
Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust
3028. - AGM Insured, (IF)
10 .239 08/15/28 4,647,567
1,195,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 580,226
2,390,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 1,097,319
2,660,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 1,157,160
7,260,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 2,983,310
10,440,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 4,052,482
7,165,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/49 2,144,216
3,000,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/52 745,956
2,710,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/48 2,731,511
5,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .250 11/15/54 5,182,863
3,635,000 (a) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 3,855,600
580,000 (e),(f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured, (ETM)
0 .000 09/01/32 473,874

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,135,000 (e) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000% 09/01/32 $ 905,433
38,165,000 (a) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2026, (UB)
5 .250 02/15/61 39,660,240
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/41 3,789,235
9,750,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 8,647,721
16,285,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017
5 .000 01/01/36 16,365,627
10,040,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017 - AGM Insured
5 .000 01/01/38 10,088,839
2,100,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/43 2,100,500
1,815,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/48 1,814,995
4,240,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2022
5 .000 07/01/47 4,379,920
3,900,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 3,844,478
7,000,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/53 7,194,265
1,880,000 (d),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 2,178,304
7,990,000 (d),(f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 9,327,296
2,125,000 (e) North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 2,038,678
14,610,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 14,788,004
9,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .000 02/15/50 9,328,638
10,000,000 (a) Pearland, Texas, Certificates of Obligation, Series 2025B, (UB) 5 .250 09/01/55 10,340,123
2,250,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward's University Project,
Series 2016
4 .000 06/01/36 2,091,504
6,250,000 San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5 .000 02/15/44 6,581,404
2,000,000 San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2021
4 .000 08/01/41 1,869,691
11,000,000 Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2023B
5 .000 02/15/53 11,219,148
5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/49 5,271,676
5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .000 02/15/53 5,124,621
7,975,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/39 8,421,604
2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 2,224,296
1,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 1,283,840

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000% 02/15/41 $ 2,501,222
10,500,000 (a) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C, (UB)
5 .125 01/01/54 10,637,797
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,222,022
2,875,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 2,811,039
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2019A
4 .000 10/15/49 4,471,780
23,200,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4 .375 10/15/59 21,302,289
34,155,000 (a) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .750 10/15/55 33,509,412
17,220,000 University of Houston, Texas, Consolidated Revenue Bonds,
Refunding Series 2022A
5 .000 02/15/52 17,513,286
7,000,000 West Harris County Regional Water Authority, Texas, Water
System Revenue Bonds, Series 2022 - AGM Insured
5 .000 12/15/57 7,108,142
TOTAL TEXAS 477,176,617
UTAH - 1.2% (0.7% of Total Investments)
1,018,159 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 1,031,817
500,000 (c) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .500 12/01/55 509,885
500,000 (c) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .625 03/01/46 506,332
7,705,000 (a) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A, (UB)
5 .500 06/01/50 8,247,510
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,290,278
6,000,000 (a) Millard School District, Utah, Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured, (UB)
5 .000 05/15/59 6,086,734
3,066,000 (c) Northpoint Infrastructure Financing District, Salt Lake City,
Salt Lake County, Utah, Special Assessment Bonds Northpoint
Assessment Area, Series 2026
6 .625 12/01/55 3,037,882
2,700,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .625 03/01/51 2,705,415
3,560,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/42 3,590,840
1,975,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/47 1,985,574
4,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018B
5 .000 07/01/48 4,035,395
1,000,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/38 1,006,627
2,320,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/43 2,322,921
2,040,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/48 2,021,134
1,000,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .875 12/01/55 1,012,354
1,670,000 (a) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 1,634,872
TOTAL UTAH 41,025,570

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VERMONT - 0.1% (0.0% of Total Investments)
$ 2,730,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, Middlebury College Project, Series 2023
5 .000% 11/01/52 $ 2,783,139
TOTAL VERMONT 2,783,139
VIRGIN ISLANDS - 0.2% (0.1% of Total Investments)
2,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,783,429
4,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 4,585,396
TOTAL VIRGIN ISLANDS 7,368,825
VIRGINIA - 1.5% (0.9% of Total Investments)
1,610,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/40 1,546,672
430,000 (d) Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 436,243
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,636,334
8,075,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 7,291,125
425,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 461,673
1,800,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,965,606
10,000,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 10,171,743
16,065,000 (a) Virginia Port Authority, Port Facilities Revenue Bonds, Series
2025, (UB)
5 .250 07/01/50 16,862,471
7,505,000 Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program, State
Moral Series 2024A
4 .000 11/01/49 6,960,591
TOTAL VIRGINIA 49,332,458
WASHINGTON - 4.7% (2.8% of Total Investments)
7,000,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series
2016S-1
5 .000 11/01/41 7,017,881
7,000,000 Douglas County Public Utility District 1, Washington, Revenue
Bonds, Wells Hydroelectric, Series 2022B
5 .000 09/01/47 7,217,800
11,500,000 Fircrest Properties, Washington, Lease Revenue Bonds,
Washington State Department of Social & Health Services
Project Series 2024
5 .500 06/01/49 12,195,579
4,200,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5 .000 12/01/36 4,213,736
7,500,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2018
5 .000 12/01/43 7,632,784
10,630,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 9,643,919
3,905,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/44 4,154,416
5,230,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/47 5,464,352
10,535,000 Seattle, Washington, Drainage and Wastewater System
Revenue Bonds, Improvement Series 2023
5 .000 02/01/49 10,868,026
3,750,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2022
5 .000 07/01/52 3,832,087
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000 03/01/53 10,222,657

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2025
5 .250% 02/01/50 $ 2,114,889
4,000,000 (a) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 4,169,990
1,185,000 Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A
5 .000 01/01/41 1,242,981
1,245,000 Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A
5 .000 01/01/42 1,299,915
1,310,000 Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A
5 .000 01/01/43 1,364,716
7,645,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .250 01/01/54 7,861,861
5,250,000 Tacoma, Washington, Sewer Revenue Bonds, Series 2018 4 .000 12/01/48 4,882,815
6,180,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,278,787
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,007,922
10,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
4 .250 10/01/40 9,365,947
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 3,000,576
5,160,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
4 .000 10/01/45 4,810,875
2,600,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/58 1,668,452
2,525,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/45 2,262,876
500,000 (c) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 482,755
13,395,000 (a) Washington State, General Obligation Bonds, Various Purpose
Series 2023A, (UB)
5 .000 08/01/47 13,843,063
9,000,000 (e) Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003C - FGIC Insured
0 .000 06/01/28 8,510,116
TOTAL WASHINGTON 159,631,773
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
12,690,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 12,737,843
2,065,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 2,124,300
5,750,000 West Virginia State, General Obligation Bonds, State Road
Competitive Series 2018B
4 .000 06/01/42 5,508,835
TOTAL WEST VIRGINIA 20,370,978
WISCONSIN - 5.1% (3.1% of Total Investments)
43,035 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 291
42,429 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 284
42,126 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 280
41,823 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 275
41,217 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 269

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 45,157 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/51 $ 293
1,103,096 (c),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 735,225
44,853 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 288
44,247 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 283
43,944 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 279
43,338 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 273
42,732 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 268
42,429 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 264
41,823 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 259
41,519 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 256
41,217 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 253
40,611 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 248
40,307 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 244
39,701 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 240
39,398 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 237
39,095 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 234
38,489 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 229
501,278 (c),(e),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 2,972
1,950,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
4 .000 07/01/56 1,384,843
5,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 4,828,655
8,335,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 7,630,460

Portfolio of Investments July 31, 2026
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,060,000 (f) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000% 11/15/43 $ 1,082,449
8,940,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 8,265,504
9,830,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 8,811,805
8,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/51 6,838,235
9,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 9,008,750
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/35 2,006,352
2,415,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,801,470
2,470,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,718,476
5,155,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/34 5,162,903
1,000,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/30 1,023,729
1,110,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/31 1,136,339
1,100,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/32 1,126,101
1,725,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/33 1,765,932
1,775,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/34 1,817,118
1,910,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/35 1,955,321
2,065,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/36 2,113,999
15,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2022A
4 .000 04/01/41 14,056,160
18,595,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marquette University, Series 2016
5 .000 10/01/46 18,599,072
8,215,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 8,228,298
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000 12/01/41 5,009,087
10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/46 9,096,714

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000% 12/01/51 $ 8,531,765
1,525,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 1,206,955
29,080,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 28,585,358
10,400,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C, (UB)
4 .750 03/01/51 10,223,099
TOTAL WISCONSIN 173,758,693
TOTAL MUNICIPAL BONDS
(Cost $5,638,235,416) 5,594,416,797
TOTAL LONG-TERM INVESTMENTS
(Cost $5,638,235,416) 5,594,416,797
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%(1.1% of Total Investments)
63150000 MUNICIPAL BONDS - 1.9% (1.1% of Total Investments) 63150000
FLORIDA - 0.6% (0.4% of Total Investments)
20,565,000 (h) Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Series 2009E
2 .160 10/01/48 20,565,000
TOTAL FLORIDA 20,565,000
NEVADA - 0.1% (0.0% of Total Investments)
2,000,000 (h) Clark County, Nevada, Airport Revenue Bonds, Subordinate
Lien Series 2008D-2A
2 .250 07/01/40 2,000,000
TOTAL NEVADA 2,000,000
TEXAS - 1.2% (0.7% of Total Investments)
18,750,000 (h) Board of Regents, University of Texas System, Financing System
Revenue Bonds, Series 2008B
2 .100 08/01/39 18,750,000
21,835,000 (h) San Antonio Water System, Texas 3 .100 05/01/54 21,835,000
TOTAL TEXAS 40,585,000
TOTAL MUNICIPAL BONDS
(Cost $63,150,000) 63,150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $63,150,000) 63,150,000
TOTAL INVESTMENTS - 166.4%
(Cost $5,701,385,416) 5,657,566,797
FLOATING RATE OBLIGATIONS - (16.2)% (551,650,000)
MFP SHARES, NET - (20.7)%(i) (703,001,400)
VRDP SHARES, NET - (33.0)%(j) (1,121,061,862)
OTHER ASSETS & LIABILITIES, NET -  3.5% 118,195,074
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,400,048,609
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.

Portfolio of Investments July 31, 2026
(continued)
NEA

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $149,531,503 or 2.6% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) MFP Shares, Net as a percentage of Total Investments is 12.4%.
(j) VRDP Shares, Net as a percentage of Total Investments is 19.8%.
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,594,416,797 $ – $ 5,594,416,797
Short-Term Investments:
Municipal Bonds – 63,150,000 – 63,150,000
$ – $ 5,657,566,797 $ – $ 5,657,566,797
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 551,650,000 $ – $ 551,650,000
MFP Shares, Net – 703,001,400 – 703,001,400
VRDP Shares, Net – 1,121,061,862 – 1,121,061,862
$ – $ 2,375,713,262 $ – $ 2,375,713,262